Christopher D. Menconi +1.202.373.6173 christopher.menconi@morganlewis.com

VIA EDGAR

May 24, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of Prospectus and Statement of Additional Information for the Trust’s QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 239, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-23-041530 on May 19, 2023.

If you have any questions, please contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001